Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 278,830	$ 165,989
Accounts and notes receivable, net	82,180	94,249
Other receivables	22,031	20,521
Inventories	37,800	33,601
Prepaid expenses and other current assets	119,275	100,469
Derivative instruments	0	702
Total current assets	540,116	415,531
Non-current assets
Miscellaneous	71,442	72,268
Collateral deposits	2,500	2,500
Property and equipment, net	743,533	796,532
Net intangible assets and goodwill	38,808	37,046
Deferred income taxes	67,802	55,567
Derivative instruments	120,371	121,901
Equity method investments	13,105	1,640
Lease right of use asset, net	763,580	790,969
Total non-current assets	1,821,141	1,878,423
Total assets	2,361,257	2,293,954
Current liabilities
Accounts payable	269,215	209,535
Royalties payable to McDonald’s Corporation	15,933	44,779
Income taxes payable	70,276	34,447
Other taxes payable	67,086	56,837
Accrued payroll and other liabilities	89,923	79,218
Provision for contingencies	2,140	2,024
Interest payable	11,383	11,947
Current portion of long-term debt	4,741	3,129
Derivative instruments	8,046	4,727
Operating lease liabilities	79,120	56,828
Total current liabilities	617,863	503,471
Non-current liabilities
Accrued payroll and other liabilities	21,900	21,884
Provision for contingencies	31,946	24,924
Long-term debt, excluding current portion	739,217	773,445
Derivative instruments	14,880	14,534
Deferred income taxes	7,170	5,067
Operating lease liabilities	707,119	752,613
Total non-current liabilities	1,522,232	1,592,467
Total liabilities	2,140,095	2,095,938
Equity
Additional paid-in capital	10,101	11,540
Retained earnings	316,180	290,895
Accumulated other comprehensive loss	(607,768)	(584,860)
Common stock in treasury	(19,367)	(39,547)
Total Arcos Dorados Holdings Inc. shareholders’ equity	220,430	197,546
Non-controlling interests in subsidiaries	732	470
Total equity	221,162	198,016
Total liabilities and equity	2,361,257	2,293,954
Class A
Equity
Common stock	388,369	386,603
Class B
Equity
Common stock	$ 132,915	$ 132,915